Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000803020
Oberweis Small-Cap Value Fund (Prospectus Summary) | Oberweis Small-Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	OBERWEIS SMALL-CAP VALUE FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Oberweis Small-Cap Value Fund's investment objective is capital appreciation.
Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

On October 2, 2017, the Cozad Small Cap Value Fund (the “Predecessor Fund”) was reorganized into the Fund. As a result of the reorganization, the performance and accounting history of the Predecessor Fund's Class I shares were assumed by the Fund. Certain financial and performance information included herein is that of the Predecessor Fund's Class I shares.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investments)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2019
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expense or in the Example, affect the Fund's performance. The portfolio turnover rate of the Fund for the six months ended December 31, 2017 was 35%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its objective by making intermediate and long-term investments in domestic, publicly-traded equity securities of small capitalization companies. Fund investment positions are generally held for 12 to 18 months, although longer or shorter holding periods may occur. Under normal circumstances, at least 80% of the Fund's net assets (plus the amount of borrowings, if any) will be invested in securities of small capitalization companies (“80% investment policy”). For purposes of the 80% investment policy, the Fund's investment adviser, Oberweis Asset Management, Inc. (“OAM”) considers small-cap companies as those, at the time of initial investment, with a market capitalization of less than $5 billion or with a market capitalization within the range of the holdings of the Russell 2000 Index. As of March 31, 2018, the market capitalization range of the Russell 2000 Index was $7.7 million to $17.1 billion.

OAM has developed and implemented a proprietary investment system focused on appreciation of publicly-traded small capitalization U.S. equities through intermediate- and long-term investment (the “Small-Cap Value Strategy”). The Small-Cap Value Strategy is guided by a proprietary initial screening system for companies included in the New York Stock Exchange, NASDAQ and AMEX. OAM applies a quantitative screen against the domestically traded equities listed on those exchanges, which narrows the investable universe of securities to approximately 300. The quantitative screen considers such factors as the security's price to earnings ratio, price to cash flow ratio, cash flow to earnings ratio, debt to equity ratio, one year price history, dividend yield and dividend history. This screen aids in uncovering potentially undervalued securities that have a reasonable risk profile relative to the benchmark. A secondary, fundamental analysis is applied to further narrow the number of investable securities that prioritizes understanding and limiting the risks of the individual securities and portfolio as a whole. A computer-based mathematical program is then used to aid in determining the final composition of securities in the Fund's portfolio.

Through the use of these screens, OAM attempts to actively monitor both macro and micro drivers of perceived risk. Accordingly, the management team may adjust individual, industry, sector or other factor-related weights in an attempt to limit perceived downside risk. OAM may, from time to time based on its analysis of market signals in conjunction with the Small-Cap Value Strategy, liquidate investment positions and hold the proceeds in money market funds, other highly liquid obligations or the electronically-traded iShares Russell 2000 Value Index Fund. OAM expects to re-balance the Fund's portfolio of securities three to four times each calendar year based on investment performance.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of borrowings, if any) will be invested in securities of small capitalization companies (“80% investment policy”).
Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock

The biggest risk is that the Fund's returns may vary, and you could lose money by investing in the Fund. Because the Fund may invest substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Fund's share price may also decrease.

The Fund is designed for long-term investors who seek growth of capital and who can tolerate the greater risks associated with seeking maximum capital appreciation. Investment in common stocks, particularly in common stocks of small-sized companies, can be volatile. The value of the Fund's shares will go up and down due to movement of the overall stock market or of the value of the individual securities held by the Fund. Because of this volatility, we recommend that you invest in the Fund as a long-term investment only, and only for a portion of your investment portfolio, not for all of it. There can be no assurance that the Fund's objective will be met.

Small-sized Company Risk

The Fund is subject to small company risk. Although the Fund seeks to reduce risk by investing in a diversified portfolio, you must realize that investing in smaller, and often newer, companies involves greater risk than there usually is with investing in larger, more established companies. Smaller and newer companies often have limited product lines, markets, management personnel, research and/or financial resources. The securities of small companies, which may be thinly capitalized, may not be as marketable as those of larger companies. Therefore the securities of these smaller, newer companies may be subject to more abrupt or erratic market movements than the securities of larger companies or the market averages in general.

Equity Securities Risk

Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, or a particular company.

Management Risk

The Adviser's reliance on its strategy and judgments about the attractiveness, value and potential appreciation of particular securities and the tactical allocation among the Fund's investments may prove to be incorrect and may not produce the desired results.

Market Risk

Overall equity and fixed income securities market risks affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.

Risk, Lose Money	rr_RiskLoseMoney	The biggest risk is that the Fund’s returns may vary, and you could lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The Fund has adopted the performance history of the Predecessor Fund's Class I shares for all periods prior to October 2, 2017. The bar chart and the performance table below provide some indication of the risks of an investment in the Fund by showing how the Fund's and the Predecessor Fund's performance has varied from year to year and by showing how the Fund's Institutional Class shares and the Predecessor Fund's Class I shares average annual returns compare with a broad measure of market performance. The table shows how the Fund's and the Predecessor Fund's performance compares to the Russell 2000 Value Index, which is the Fund's and the Predecessor Fund's benchmark index. The table also shows returns on a before and after tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. The after-tax return information shown does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or individual retirement account (“IRA”). The Predecessor Fund's past performance, before and after taxes, does not necessarily represent how the Fund will perform in the future. Investor Class shares are a new class of shares and as a result, no Investor Class share performance data is provided.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Fund has adopted the performance history of the Predecessor Fund’s Class I shares for all periods prior to October 2, 2017. The bar chart and the performance table below provide some indication of the risks of an investment in the Fund by showing how the Fund’s and the Predecessor Fund’s performance has varied from year to year and by showing how the Fund’s Institutional Class shares and the Predecessor Fund’s Class I shares average annual returns compare with a broad measure of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Predecessor Fund's past performance, before and after taxes, does not necessarily represent how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns (for the Periods Ended December 31)
Bar Chart, Closing	rr_BarChartClosingTextBlock
BEST QUARTER	WORST QUARTER
4Q 2011 15.38%	3Q 2011 -18.23%

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the Periods Ended December 31, 2017)
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown. The after-tax return information shown does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or individual retirement account (“IRA”).
Oberweis Small-Cap Value Fund (Prospectus Summary) | Oberweis Small-Cap Value Fund | Russell 2000 Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.84%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	13.01%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.17%	[1]
Oberweis Small-Cap Value Fund (Prospectus Summary) | Oberweis Small-Cap Value Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee as a percentage of amount redeemed within 90 calendar days of purchase	rr_RedemptionFeeOverRedemption	none
Exchange Fee as a percentage of amount exchanged within 90 calendar days of purchase	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.73%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.98%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 158
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	580
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,028
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,272
Annual Return 2011	rr_AnnualReturn2011	(3.12%)
Annual Return 2012	rr_AnnualReturn2012	14.53%
Annual Return 2013	rr_AnnualReturn2013	42.20%
Annual Return 2014	rr_AnnualReturn2014	5.39%
Annual Return 2015	rr_AnnualReturn2015	(11.64%)
Annual Return 2016	rr_AnnualReturn2016	26.82%
Annual Return 2017	rr_AnnualReturn2017	9.64%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.23%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[4]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.64%	[4]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.99%	[4]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.85%	[1],[4]
Oberweis Small-Cap Value Fund (Prospectus Summary) | Oberweis Small-Cap Value Fund | Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions	[4]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.25%	[4]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.18%	[4]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.29%	[1],[4]
Oberweis Small-Cap Value Fund (Prospectus Summary) | Oberweis Small-Cap Value Fund | Investor Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares	[4]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.03%	[4]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.27%	[4]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.44%	[1],[4]
Oberweis Small-Cap Value Fund (Prospectus Summary) | Oberweis Small-Cap Value Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee as a percentage of amount redeemed within 90 calendar days of purchase	rr_RedemptionFeeOverRedemption	none
Exchange Fee as a percentage of amount exchanged within 90 calendar days of purchase	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.73%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.73%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 132
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	503
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	898
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,005

[1]	Since September 30, 2010
[2]	"Other Expenses" have been estimated for Investor Class shares because they have no operating history as of the date hereof.
[3]	The Fund's adviser has a contractual arrangement with the Fund to reimburse it for total annual fund operating expenses in excess of 1.55% of the Fund's average daily net assets attributable to the Investor Class Shares or 1.30% of the Fund's average daily net assets attributable to the Institutional Class Shares, excluding any interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (the "expense limitation"). The contractual arrangement continues in force until April 30, 2019. Except for termination, the contractual arrangement may be amended at any time by the mutual written consent of the adviser and the Fund, subject to approval by the Board of Trustees of The Oberweis Funds. The adviser may recoup the amount of any expenses reimbursed during the term of the contract if the recoupment does not cause the Fund's expenses to exceed the expense limitation in place at the time of the reimbursement or currently, whichever is less.
[4]	The Predecessor Fund acquired all of the assets and liabilities of Cozad Small Cap Value Fund I, LP in a tax-free reorganization on July 1, 2014. As a result of the different tax treatment of the Cozad Small Cap Value Fund I, LP, we are unable to calculate after-tax returns for the periods prior to July 1, 2014. The Cozad Small Cap Value Fund I, LP did not have a distribution policy. It was an unregistered limited liability company, did not qualify as a regulated investment company for federal income tax purposes and it did not pay dividends and distributions.